Accounting policies and method of measurement (Tables)	12 Months Ended
Dec. 31, 2019
Accounting policies and method of measurement (Tables) [Abstract]
Financial assets and liabilities subject to ofsetting

The following table provides details of financial assets and liabilities subject to offsetting at :

Thousand of reais				2019
	Financial assets, gross	Financial assets offset in the balance sheet, gross		Financial assets offset in the balance sheet, net
Assets:
Derivatives	20,904,663	(458,929)		20,445,734
Repurchase agreements	28,717,976	-		28,717,976

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross		Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	22,888,906	(458,929)		22,429,977
Repurchase agreements	103,124,238	-		103,124,238

Thousand of reais				2018
	Financial assets, gross	Financial assets offset in the balance sheet, gross		Financial assets offset in the balance sheet, net
Assets:
Derivatives	18,667,611	(304,165)	(304,165)	18,363,446
Repurchase agreements	44,836,491	-		44,836,491

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross		Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	18,771,000	(304,165)		18,466,835
Repurchase agreements	101,647,013	-		101,647,013

Thousand of reais				2017
	Financial assets, gross	Financial assets offset in the balance sheet, gross		Financial assets offset in the balance sheet, net
Assets:
Derivatives	17,262,888	-		17,262,888
Repurchase agreements	34,505,671	-		34,505,671

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross		Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	16,677,486	-		16,677,486
Repurchase agreements	97,421,579	-		97,421,579

Tangible asset depreciation charge

The tangible asset depreciation charge is recognized in the consolidated income statement and is calculated basically using the following depreciation rates (based on the average years of estimated maturity of the various assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	10% or up to contractual maturity